Restricted Cash - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 180,963,000	$ 165,176,000	$ 181,833,000	$ 123,524,000
Restricted cash included in other current assets	0	0	62,000	353,000
Restricted cash included in other assets	0	0	0	19,678,000
Cash, cash equivalents and restricted cash	$ 180,963,000	$ 165,176,000	$ 181,895,000	$ 143,555,000